Segment reporting (Tables)	3 Months Ended
Mar. 31, 2024
Segment reporting
Schedule of summarized financial information

Summarized financial information for the three months ended March 31, 2024, is as follows:

2024	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	227,734	131,315	47,773	10,922	417,744
Segment Adjusted EBITDA	102,869	69,652	33,845	6,072	212,438

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA					212,438
Finance costs (note 10)					(1,563,028)
Impairment of goodwill (note 7)					(87,894)
Depreciation and amortization (note 6 and 7)					(87,566)
Impairment of withholding tax receivables (note 7)					(8,216)
Share‑based payment expense (note 7)					(3,181)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(3,060)
Other costs(a)					(2,485)
Business combination costs (note 7)					(232)
Insurance claims					10
Net gain on disposal of property, plant and equipment (note 7)					373
Finance income (note 9)					10,806
Unallocated corporate expenses(b)					(27,279)
Loss before income tax					(1,559,314)

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	21,113	7,391	44,256	824

Segment assets (at March 31, 2024)	890,799	1,352,030	2,036,385	177,858
Segment liabilities (at March 31, 2024)	394,252	846,260	732,871	105,508
(a)	Other costs for the three months ended March 31, 2024, included one-off consulting fees related to corporate structures and operating systems of $1.9 million and costs related to internal reorganization of $0.5 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Summarized financial information for the three months ended March 31, 2023, is as follows:

2023	Nigeria	SSA	Latam	MENA	Total
	$’000	$’000	$’000	$’000	$’000

Revenues from external customers	424,978	122,160	45,649	9,741	602,528
Segment Adjusted EBITDA*	271,879	65,481	31,172	3,666	372,198

Reconciliation of information on reportable segments to the amounts reported in the financial statements:
Segment Adjusted EBITDA*					372,198
Finance costs (note 10)*					(179,008)
Depreciation and amortization (note 6 and 7)*					(118,956)
Impairment of withholding tax receivables (note 7)					(11,255)
Impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)					(4,146)
Share‑based payment expense (note 7)					(3,289)
Other costs(a)					(2,175)
Business combination costs (note 7)					(1,459)
Other non-operating income					30
Insurance claims					145
Net gain on disposal of property, plant and equipment (note 7)					734
Finance income (note 9)					6,828
Unallocated corporate expenses(b)					(36,654)
Income before income tax					22,993

Additions of property, plant and equipment, right of use assets and intangible assets:
- through business combinations	—	—	—	—
- in the normal course of business	80,087	27,771	42,926	3,327

Segment assets (at March 31, 2023)*	2,397,464	1,583,787	2,021,888	177,168
Segment liabilities (at March 31, 2023)*	1,044,816	889,326	608,734	110,048

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.

(a)	Other costs for the three months ended March 31, 2023, included one off consulting fees related to corporate structures and operating systems of $1.6 million and non-recurring professional fees related to financing of $0.2 million.
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, legal, finance, tax and treasury services.

Schedule of revenue from tier one customers

	Three months ended
	March 31,	March 31,
	2024	2023

Customer A	60%	56%
Customer B	16%	17%